November 2002

Report to Fellow Shareholders:

For the six months ended September 30, 2002, Nicholas Equity Income Fund was down 23.02%, while the S&P 500 Index declined 28.35%. Similarly, for the nine months ended September 30, 2002, the Fund declined 17.69% versus a 28.15% drop for the S&P 500 Index. The cash position of the Fund at September 30th was 19.68%.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2002.

		Average Annual Total Return*
	9 months	1 Year	3 Year	5 Year
Nicholas Equity Income Fund, Inc.…………………….	(17.69)%	(8.33)%	(2.64)%	(2.55)%
Standard & Poor’s 500 Index…………………………..	(28.15)%	(20.47)%	(12.88)%	(1.62)%
Consumer Price Index ………………………………...	1.97%	1.52%	2.54%	2.32%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested) ………...	$8,231	$9,167	$9,230	$8,789

Economic activity is tepid. The consumer is doing their part to foster growth, but business capital investment is weak. The threat of war and the uncertainty and costliness of terrorism causes everyone to be wary and conservative.

The bear market of 2000-2002 is showing signs of bottoming. Because the technology-telecommunication bubble was so extreme, the correction inevitably seems exaggerated. We feel there are still areas of overvaluation in the market place. Nicholas Equity Income Fund will continue to hold and buy stocks that pay dividends. In many cases, the stocks we own have raised their dividends consistently over the years.

It is with great sadness that we report the death of Melvin L. Schultz, long-time Director of Nicholas Fund, Nicholas II, Nicholas Limited Edition, Nicholas Equity Income, Nicholas Income and Nicholas Money Market Fund. Mel was a thoughtful, conscientious participant in our Board discussions, always concerned about the best interest of shareholders.  He was a wonderful friend and counselor, and will be sorely missed.

Thank you for your support.

Sincerely,

Albert O. Nicholas                                        David O. Nicholas

Co-Portfolio Manager                                 Co-Portfolio Manager

*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund’s average annual total return for the life of the Fund, November 23, 1993 through September 30, 2002, was 4.16%.

Financial Highlights
(For a share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------------
                                               Six Months                   Year Ended March 31,
                                            Ended 09/30/2002    ----------------------------------------------
                                              (unaudited)        2002      2001      2000      1999      1998
                                            ----------------    ------    ------    -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.....       $12.66          $11.20    $11.10     $12.32    $14.35   $12.27
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income..................          .10             .18       .23        .40       .44      .47
  Net gain (loss) on securities
   (realized and unrealized).............        (3.00)           1.45       .07       (.94)    (1.66)    2.77
                                                ------          ------    ------     ------    ------   ------
       Total from investment operations..        (2.90)           1.63       .30       (.54)    (1.22)    3.24
                                                ------          ------    ------     ------    ------   ------
  LESS DISTRIBUTIONS
  From net investment income.............         (.09)           (.17)     (.20)      (.44)     (.48)    (.50)
  From net capital gain..................           --              --        --         --      (.17)    (.66)
  In excess of book realized gain........           --              --        --       (.24)     (.16)      --
                                                ------          ------    ------     ------    ------   ------
       Total distributions...............         (.09)           (.17)     (.20)      (.68)     (.81)   (1.16)
                                                ------          ------    ------     ------    ------   ------
NET ASSET VALUE, END OF PERIOD...........        $9.67          $12.66    $11.20     $11.10    $12.32   $14.35
                                                ------          ------    ------     ------    ------   ------
                                                ------          ------    ------     ------    ------   ------
TOTAL RETURN.............................     (23.02)%(1)       14.72%     2.74%    (4.20)%   (8.65)%   27.83%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....        $14.9           $19.4     $17.6      $18.3     $25.0    $29.0
Ratio of expenses to average net
 assets (3)..............................         .90%(2)         .90%      .90%       .90%      .90%     .90%
Ratio of net investment income
 to average net assets (3)..............         1.68%(2)        1.52%     2.06%      3.30%     3.36%    3.61%
Portfolio turnover rate.................        59.62%(2)       49.10%    52.38%     79.34%    54.41%   36.83%
(1)  Not annualized.
(2)  Annualized.
(3)  Net of reimbursement by adviser.  Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.18%, 1.25%,
     1.23%, 1.18%, 1.10% and 1.08% for the six months ended September 30, 2002 and the fiscal years ended March 31, 2002, 2001, 2000, 1999 and 1998, respectively.  Also, the respective ratio of net investment income to average net assets would have been 1.40%, 1.17%, 1.73%, 3.02%, 3.16% and
     3.43%.

The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
September 30, 2002 (unaudited)
-------------------------------------------------------------------------------
                                                           Percentage
Name                                                     of Net Assets
----                                                     -------------
Alberto-Culver Company - Class A ..........................  4.64%
Charter One Financial, Inc. ...............................  4.19%
ServiceMaster Company (The) ...............................  3.79%
J. M. Smucker Company (The) ...............................  3.49%
RPM, Inc. .................................................  3.49%
Mercury General Corporation ...............................  3.45%
Lancaster Colony Corporation ..............................  3.39%
Bristol-Myers Squibb Company ..............................  3.19%
Philip Morris Companies Inc. ..............................  3.12%
U.S. Bancorp ..............................................  3.12%
                                                            ------
Total of top ten .......................................... 35.87%
                                                            ------
                                                            ------
Schedule of Investments
September 30, 2002 (unaudited)
----------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                             Value
-----------                                       -----------
COMMON STOCKS - 80.54%
             Consumer Cyclicals-
              Products - 3.49%
    37,000   RPM, Inc.                            $   520,220
                                                  -----------
             Consumer Discretionary-
              Media - 2.13%
    20,000   Interpublic Group of
              Companies, Inc. (The)                   317,000
                                                  -----------
             Consumer Discretionary-
              Retailing - 0.81%
     9,000   Dollar General Corporation               120,780
                                                  -----------
             Consumer Staples-Food,
              Beverage & Tobacco - 3.49%
    14,176   J. M. Smucker Company (The)              520,259
                                                  -----------
             Consumer Staples-Food
              & Drug Retailing - 1.41%
    13,000   SUPERVALU INC.                           209,950
                                                  -----------
             Consumer Staples-Products - 7.76%
    15,000   Alberto-Culver Company - Class A         691,500
    12,000   Philip Morris Companies Inc.             465,600
                                                  -----------
                                                    1,157,100
                                                  -----------
             Financials-Banks - 7.31%
    21,000   Charter One Financial, Inc.              624,120
    25,000   U.S. Bancorp                             464,500
                                                  -----------
                                                    1,088,620
                                                  -----------
             Financials-
              Diversified Financials - 4.03%
    10,000   Household International, Inc.            283,100
    18,000   Waddell & Reed Financial,
              Inc. - Class A                          317,880
                                                  -----------
                                                      600,980
                                                  -----------
             Financials-Insurance - 12.20%
    15,000   AmerUs Group Co.                         425,400
     5,000   American National Insurance
              Company                                 345,050
     4,000   Marsh & McLennan Companies, Inc.         166,560
    12,000   Mercury General Corporation              513,600
     5,000   XL Capital Ltd. - Class A                367,500
                                                  -----------
                                                    1,818,110
                                                  -----------
             Financials-Real Estate - 3.03%
    20,000   Plum Creek Timber Company, Inc.          452,200
                                                  -----------
             Health Care-Pharmaceuticals
              & Biotechnology - 9.64%
    20,000   Bristol-Myers Squibb Company             476,000
    10,000   Merck & Co., Inc.                        457,100
    10,000   Pfizer Inc.                              290,200
    10,000   Schering-Plough Corporation              213,200
                                                  -----------
                                                    1,436,500
                                                  -----------
             Industrials-Capital Goods - 12.33%
     5,500   Emerson Electric Co.                     241,670
     7,000   Illinois Tool Works Inc.                 408,310
    12,000   Lancaster Colony Corporation             505,440
     6,000   W. W. Grainger, Inc.                     255,300
     9,000   Woodward Governor Company                426,582
                                                  -----------
                                                    1,837,302
                                                  -----------
             Industrials-Commercial
              Services & Supplies - 7.75%
     5,000   Cintas Corporation                       209,600
    18,000   New England Business Service, Inc.       380,700
    52,000   ServiceMaster Company (The)              564,200
                                                  -----------
                                                    1,154,500
                                                  -----------
             Materials - 5.16%
    10,000   AptarGroup, Inc.                         268,700
     5,000   Bemis Company, Inc.                      247,000
     7,000   Vulcan Materials Company                 253,120
                                                  -----------
                                                      768,820
                                                  -----------
                TOTAL COMMON STOCKS
                (cost $12,990,636)                 12,002,341
                                                  -----------
SHORT-TERM INVESTMENTS - 19.68%
             Commercial Paper - 18.11%
  $400,000   Monsanto Company
              10/01/02, 1.80%                         400,000
   425,000   John Deere Capital Corporation
              10/03/02, 1.92%                         424,955
   350,000   ABN AMRO North America, Inc.
              10/08/02, 1.75%                         349,881
   350,000   Sears Roebuck Acceptance Corporation
              10/11/02, 2.00%                         349,805
   325,000   Ford Motor Credit Company
              10/15/02, 1.75%                         324,779
   450,000   General Motors Acceptance Corporation
              10/21/02, 2.00%                         449,500
   400,000   Ford Motor Credit Company
              10/24/02, 1.99%                         399,491
                                                  -----------
                                                    2,698,411
                                                  -----------
             Variable Rate Demand Note - 1.57%
   234,068   USBank NA
              10/01/02, 1.56%                         234,068
                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS
                (cost $2,932,479)                   2,932,479
                                                  -----------
                TOTAL INVESTMENTS
                 (cost $15,923,115) - 100.22%      14,934,820
                                                  -----------
             LIABILITIES,
              NET OF OTHER ASSETS - (0.22)%           (32,581)
                                                  -----------
                TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above) - 100%          $14,902,239
                                                  -----------
                                                  -----------

The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)
------------------------------------------------------------------------------------------------------------------------
                                                          Net Investment                      Dollar     Growth of
                                                Net          Income       Capital Gain       Weighted    an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   --------------  -------------   -------------- -------------
November 23, 1993*.........................    $10.00       $  --           $  --             --           $10,000
March 31, 1994.............................     10.04        0.0133            --           14.4 times      10,053
March 31, 1995.............................     10.56        0.2810            --           14.6            10,871
March 31, 1996.............................     12.35        0.3370            --           16.8            13,111
March 31, 1997.............................     12.27        0.4527          0.5483         15.9            14,138
March 31, 1998.............................     14.35        0.5014          0.6586         23.0            18,072
March 31, 1999.............................     12.32        0.4843          0.3278         22.0            16,509
March 31, 2000.............................     11.10        0.4447          0.2392         20.6            15,816
March 31, 2001.............................     11.20        0.1980            --           21.0            16,250
March 31, 2002.............................     12.66        0.1697            --           22.4            18,642
September 30, 2002.........................      9.67        0.0880(a)         --           16.2            14,351
   * Date of Initial Public Offering.
  ** Based on latest 12 months accomplished earnings.
 *** Assuming reinvestment of all distributions.
(a) Paid $0.0430 in net investment income on April 25, 2002
    to shareholders of record on April 24, 2002.
    Paid $0.0450 in net investment income on July 24, 2002
    to shareholders of record on July 23, 2002.

    Range in quarter end price/earnings ratios
          High                      Low
       ----------                ---------
  December 31, 2000  23.7    December 31, 1994  13.9

Statement of Assets and Liabilities
September 30, 2002 (unaudited)
------------------------------------------------------------------------------
ASSETS
    Investments in securities at value
     (cost $15,923,115) .........................................  $14,934,820
    Dividend and interest receivables ...........................       21,545
                                                                   -----------
            Total assets ........................................   14,956,365
                                                                   -----------
LIABILITIES
    Management fee ..............................................       37,410
    Other payables and accrued expenses .........................       16,716
                                                                   -----------
            Total liabilities ...................................       54,126
                                                                   -----------
            Total net assets ....................................  $14,902,239
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF
    Paid in capital .............................................  $16,742,907
    Net unrealized depreciation on investments ..................     (988,295)
    Accumulated net realized loss on investments ................     (931,194)
    Accumulated undistributed net investment income .............       78,821
                                                                   -----------
                                                                   $14,902,239
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
 ($14,902,239 / 1,541,148 shares outstanding) ....................       $9.67
                                                                        ------
                                                                        ------
The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2002 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend...................................................   $   181,761
    Interest...................................................        46,201
                                                                  -----------
            Total Income.......................................       227,962
                                                                  -----------
EXPENSES
    Management fee ............................................        61,939
    Registration fees..........................................        14,567
    Audit and tax consulting fees..............................         8,475
    Legal fees.................................................         6,663
    Transfer agent fees........................................         4,059
    Printing...................................................         2,712
    Directors' fees............................................         1,200
    Pricing and accounting fees................................           742
    Postage and mailing........................................           593
    Custodian fees.............................................           465
    Other operating expenses...................................         2,750
                                                                  -----------
            Total expenses before reimbursement................       104,165
                                                                  -----------
            Reimbursement of expenses by adviser (Note 2)......       (24,529)
                                                                  -----------
            Total expenses after reimbursement ................        79,636
                                                                  -----------
            Net investment income..............................       148,326
                                                                  -----------
NET REALIZED LOSS FROM INVESTMENTS ............................      (684,378)
                                                                  -----------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.........    (3,935,807)
                                                                  -----------
            Net realized and unrealized loss from investments..    (4,620,185)
                                                                  -----------
            Net decrease in net assets resulting
              from operations..................................   $(4,471,859)
                                                                  -----------
                                                                  -----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2002 (unaudited) and the year ended March 31, 2002
--------------------------------------------------------------------------------------------------------------
                                                                                  Six Months
                                                                               Ended 09/30/2002        2002
                                                                               ----------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

    Net investment income ....................................................   $   148,326       $   270,076
    Net realized gain (loss) from investments ................................      (684,378)          926,451
    Net increase (decrease) in unrealized appreciation on investments ........    (3,935,807)        1,291,703
                                                                                 -----------       -----------
         Net increase (decrease) in net assets resulting from operations .....    (4,471,859)        2,488,230
                                                                                 -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net investment income ..................................      (135,845)         (259,488)
                                                                                 -----------       -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued (72,207 and 112,559 shares, respectively) ....       860,207         1,321,560
    Reinvestment of distributions (11,536 and 21,529 shares, respectively) ...       129,760           246,929
    Cost of shares redeemed (77,540 and 173,107 shares, respectively) ........      (912,612)       (2,000,754)
                                                                                 -----------       -----------
         Increase (decrease) in net assets derived from capital
          share transactions .................................................        77,355          (432,265)
                                                                                 -----------       -----------
         Total increase (decrease) in net assets .............................    (4,530,349)        1,796,477
                                                                                 -----------       -----------
NET ASSETS
    Beginning of period ......................................................    19,432,588        17,636,111
                                                                                 -----------       -----------
    End of period (including accumulated undistributed net investment
     income of $78,821 and $66,340, respectively) ...........................    $14,902,239       $19,432,588
                                                                                 -----------       -----------
                                                                                 -----------       -----------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2002 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are generally recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of March 31, 2002, the Fund has a capital loss carryforward of
         $246,816 which expires in 2009.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
    (e)  Dividends from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2002, no reclassifications were recorded.  The tax character of distributions paid during the six months ended September 30, 2002 and year ended
         March 31, 2002 were as follows:
                                           September 30,       March 31,
                                               2002              2002
                                           ------------       -----------
              Distributions paid from:
              Ordinary income ............     $135,845          $259,488
                                               --------          --------
                                               --------          --------
         For the period ended September 30, 2002, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
         As of September 30, 2002, investment cost for federal tax purposes was
         $15,923,115 and the tax basis components of net assets were as follows:
              Unrealized appreciation .......................  $ 1,063,893
              Unrealized depreciation .......................   (2,052,188)
                                                               -----------
              Net unrealized depreciation ...................     (988,295)
              Undistributed ordinary income .................       78,821
              Accumulated long-term capital loss ............     (931,194)
              Paid in capital ...............................   16,742,907
                                                               -----------
              Net assets ....................................  $14,902,239
                                                               -----------
                                                               -----------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain (loss) on certain derivative instruments, the difference between book and tax amortization for premium and market discount, and the realization for tax purposes of unrealized gain
         (loss) on investment in passive foreign investment companies.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .90%
    of annual average net assets.  Under this agreement the Adviser reimbursed
    $24,529 during the period ended September 30, 2002.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2002.
(3) Investment Transactions --
    For the six months ended September 30, 2002, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $4,688,251 and $5,846,097, respectively.
(4) Change of Independent Auditors --
    On July 19, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the Fund.  Andersen's report for the Fund's financial statements for the periods ended March 31, 2002, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles.  In addition there have not been any disagreements with Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.
    The Funds Board of Directors appointed Ernst & Young LLP as independent auditors for the fiscal year ending March 31, 2003.

                         Officers and Directors
              ALBERT O. NICHOLAS, President and Director
                       ROBERT H. BOCK, Director
                     TIMOTHY P. REILAND, Director
               DAVID L. JOHNSON, Executive Vice President
         THOMAS J. SAEGER, Executive Vice President and Secretary
                DAVID O. NICHOLAS, Senior Vice President
                LYNN S. NICHOLAS, Senior Vice President
           JEFFREY T. MAY, Senior Vice President and Treasurer
                      MARK J. GIESE, Vice President
                     CANDACE L. LESAK, Vice President
                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                          Transfer Agent
                 U.S. BANCORP FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547
                            Custodian
                         U.S. BANK, N.A.
                         Cincinnati, Ohio
                            Auditors
                        ERNST & YOUNG LLP
                      Milwaukee, Wisconsin
                             Counsel
                   MICHAEL BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin

    This report is submitted for the information of shareholders of the
    Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
September 30, 2002